Financial risk management - Sensitivity analysis (Details) - BRL (R$) R$ in Thousands	May 08, 2019	Dec. 31, 2024	Dec. 31, 2023
Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”) [Member]
Disclosure of credit risk exposure [line items]
Proportion of ownership interest in subsidiary	40.00%
scenario 1
Disclosure of credit risk exposure [line items]
Percentage of market curves and prices variation		1.00%
scenario 1 | Increase [Member]
Disclosure of credit risk exposure [line items]
IPCA coupon		R$ (2,766)	R$ (1,533)
IGP-M coupon		(4,870)	(4,737)
Pre-fixed rate		(214)	(800)
TR coupon			(21)
USD coupon		(19)
scenario 1 | Decrease [Member]
Disclosure of credit risk exposure [line items]
TR coupon		R$ (26)
Scenario 2
Disclosure of credit risk exposure [line items]
Percentage of market curves and prices variation		25.00%
Scenario 2 | Increase [Member]
Disclosure of credit risk exposure [line items]
IPCA coupon		R$ (988,366)	(367,626)
IGP-M coupon		(834,006)	(561,583)
Pre-fixed rate		(56,565)	(163,354)
USD coupon		(1,912)
Scenario 2 | Decrease [Member]
Disclosure of credit risk exposure [line items]
TR coupon		R$ (4,477)	(718)
Scenario 3
Disclosure of credit risk exposure [line items]
Percentage of market curves and prices variation		50.00%
Scenario 3 | Increase [Member]
Disclosure of credit risk exposure [line items]
IPCA coupon		R$ (1,848,407)	(707,232)
IGP-M coupon		(1,511,875)	(1,046,456)
Pre-fixed rate		(96,402)	(289,028)
USD coupon		(628)
Scenario 3 | Decrease [Member]
Disclosure of credit risk exposure [line items]
TR coupon		R$ (9,047)	R$ (1,996)